Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020	Jan. 01, 2019	Jan. 01, 2018
Significant Of Accounting Policies [Line Items]
Deferred Revenue				$ 6,010,874	$ 3,439,418	$ 911,190
Revenue Recognition, Expected Timing of Satisfaction Period	1 year
Advertising Costs	$ 12,383,514	$ 7,541,366	$ 5,296,954
Employer Discretionary Contribution Amount	1,008,337	876,074	$ 337,897
Unrecognized Tax Benefits	$ 0	0
UAE
Significant Of Accounting Policies [Line Items]
Statutory Reserve Appropriation Percentage	10.00%
Statutory Reserve Appropriation Amount	$ 137,023	136,147
UAE | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage Of Statutory Reserve To Registered Capital	50.00%
UAE | Subsidiaries [Member]
Significant Of Accounting Policies [Line Items]
Value Added Tax Rate	5.00%
CN
Significant Of Accounting Policies [Line Items]
Statutory Reserve Appropriation Percentage	10.00%
Statutory Reserve Appropriation Amount	$ 424,682	$ 196,519
CN | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage Of Statutory Reserve To Registered Capital	50.00%
CN | Subsidiaries [Member]
Significant Of Accounting Policies [Line Items]
Value Added Tax Rate	6.00%